UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22889

Gottex Trust
(Exact name of registrant as specified in charter)

One Boston Place
201 Washington St., Suite 2600
Boston, MA 02109
(Address of principal executive offices) (Zip code)

William H. Woolverton
General Counsel
Gottex Fund Management Ltd.
One Boston Place
201 Washington St., Suite 2600
Boston, MA 02109
(Name and address of agent for service)

registrant's telephone number, including area code: (617) 532-0200

Date of fiscal year end: March 31

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Gottex Endowment Strategy Fund

(a Delaware Statutory Trust)

Annual Report

March 31, 2015

Gottex Endowment Strategy Fund

(a Delaware Statutory Trust)

For the Year Ended March 31, 2015

Fund Commentary

This commentary spans the 12 month fiscal year ending March 31, 2015. During this period of time the Gottex Endowment Strategy Fund (“the Fund”) has gone through two important transitions. First, there has been a change in the portfolio management team. Bill Landes, who launched the Fund in December 2013, left Gottex, and Michael Azlen and Kevin Maloney took over responsibility for the product on July 1, 2014. Both Kevin and Michael have many years of experience in the investment management industry and have managed portfolios with significant allocations to alternative investments during the past decade. They have both worked closely with Bill on the Fund since its launch. Second, we have made some enhancements to the Fund’s strategic asset allocation to more closely align its risk and return characteristics with those employed by large university endowments. Despite these changes, the Fund maintains its central guiding philosophy — our belief that a broadly diversified multi-asset portfolio with a significant allocation to alternative investments provides the best opportunity for long-term growth in a risk controlled manner. The Fund accesses growth opportunities provided by global equity markets through both traditional long-only approaches and through alternatives, including listed private equity, event-driven hedge funds, equity long/short hedge funds, equity oriented real estate funds, and natural resource funds. We approach the “risk mitigating” or volatility dampening needs of the portfolio by using traditional fixed income, market independent hedge funds, and managed futures. Finally, we utilize active tactical asset allocation process to overweight asset classes or risk factors that we believe will outperform, and underweight those areas that we believe will underperform over a medium term horizon.

The performance of the Fund over the fiscal year has been influenced by a number of important economic and capital market developments. The US economy reached sustainable trend growth, and the labor market has shown significant improvement. Chinese economic growth continued to slow down, yet it still remains the fastest growing large economy in the world. European growth was very weak in 2014, but appears to be improving in 2015, while Japan continues to struggle with low growth. Inflation moved sharply lower in Europe and has remained low in the US. Central banks around the world continue to run very accommodative monetary policy, but some key differences are profoundly affecting capital markets and exchange rates. We witnessed the end of the quantitative easing programs in the US and the UK, the start of a quantitative easing program in Europe, and significant expansion of the program in Japan. China has also eased monetary policy quite significantly. The difference in the path from monetary policy has been one of the primary drivers behind a substantial appreciation of the US Dollar versus other currencies.

We have also seen very significant moves in asset prices over the 12 month fiscal year ended March 31, 2015. The S&P 500 produced a 12.7% total return over the Fund’s fiscal year. S&P 500 returns were positive in all four quarters, but Q2 and Q4 2014 were the strongest quarters. Small cap stocks, as represented by the Russell 2000 Index, lagged large cap stocks with the Russell 2000 Index returning 8.2% for the fiscal year, although that ranking was reversed in Q4 2014 and in Q1 2015. Despite the difficulties in the Eurozone economy, European stocks outperformed the US market over the fiscal year in local currency. The EuroStoxx 50 Index was up 16.9% measured in Euros, but more than 100% of that performance came in the first quarter of 2015. In the prior two quarters, the EuroStoxx 50 Index return was negative. Over the same 12 month period the Euro depreciated against the US Dollar by 22%, so unless you were currency hedged, a US investor would not have benefitted from owning European stocks for the full period. In the UK, the FTSE 100 Index returned 6.3% in local currency, but the depreciation of the pound versus the US Dollar by 11.1% turned that into a loss for US Dollar investors.

Despite slowing growth, Chinese equities moved sharply higher over the past 12 months, with the largest gains occurring at the end of Q1 2015. The total return on the Shanghai Stock Exchange Composite Index was 84.3%. The market responded to regulatory initiatives that opened the market to investors via the Shanghai - Hong Kong Connect program, and changes that made it easier for retail investors in China to open and utilize brokerage accounts. The market also responded favorably to monetary and fiscal policy initiatives that were introduced

1

to support economic growth. The Japanese equity market also responded favorably to extraordinary policy measures including a substantial increase in the scope of the quantitative easing program in place at the Bank of Japan, and initiatives to significantly increase the allocation to equities in government pension plans. The Nikkei 225 Index returned 31.6% in local currency, but the 14.1% depreciation of the Yen versus the US Dollar substantially reduced the return available to US investors. Equity markets in the rest of Asia did not fare as well, with the MSCI AC Asia ex Japan Index returning 11.0% measured in US Dollars. Finally, emerging markets equities were the laggard during the fiscal year with the MSCI Emerging Markets Index returning only 0.8%.

Propelled by the combination of low inflation and accommodative monetary policy, intermediate and long term bond yields fell in the US and Europe. The Federal Reserve ended its quantitative easing program in October, but it also continued to push forward the anticipated date for moving policy rates off their zero bound. The European Central Bank continued to incrementally ease policy and introduce new forms of monetary stimulus in response to continued reductions in inflation and outright deflation in some places. They finally capitulated and started a full scale quantitative easing program that included outright purchases of sovereign debt during Q1 2015. The result has been extremely low and even negative government bond yields in European countries, and yields in some peripheral European countries have moved substantially lower. Bond yields in Japan also remain at very low levels due to persistently low inflation and the large central bank quantitative easing program. On a hedged basis, the Barclays Global Treasury Index returned 8.1%, while the Barclays Global Aggregate Index returned 7.4%. Due to the strength of the US Dollar versus other currencies, those same indices produced returns of -5.5% and -3.7% on an unhedged basis.

Alternative investments had a mixed record during the 12 month fiscal year ending March 31, 2015. Real estate investment trusts benefited from both the price appreciation of the underlying properties and the continued grab for yield by market participants in face of low government bond yields. The Dow Jones Global Select REIT Index returned 20.7%. The Red Rocks Listed Private Equity Index returned 0.4% over the same time period. Finally, a 48.9% decline in the price of Brent Crude Oil headlined what was a very poor period for commodities. The weakness in commodity prices was widespread as industrial metals, precious metals, energy, and agricultural commodities all lost money, and the Dow Jones UBS Commodity Index returned -27.0% over this time period. Hedge funds produced very modest returns during the Fund’s fiscal year. The HFRX Global Hedge Fund Index returned 0.4%. The HFRX Equity Hedge Index, which includes all of the long-short equity funds in the HFRX Index, gained 2.4%. The hedge fund category that performed best was managed futures, particularly systematic trend following strategies. The NewEdge Trend Index returned 36.8% over this time period, as systematic managers were able to take advantage of strong trends in equities, currencies, and commodities.

The Gottex Endowment Strategy Fund posted a total return over the 12 month fiscal year ending March 31, 2015 of 4.28% for Class I, and 4.00% for Class A, net of fees and expenses. The strategic asset allocation of the Fund was the primary driver of returns during the fiscal year with strong contributions from public equities and REITs. Active tactical asset allocation and currency decisions made a negative return contribution in Q2 and Q3 of 2014, while they added value in Q4 of 2014 and Q1 of 2015. We held underweight positions in European equities throughout most of 2014, which we switched to a modest overweight in Q1 2015. This switch added value. Our decision to remain overweight in US equities helped in 2014, but it hurt relative performance in Q1 2015, as other equity markets staged larger rallies. Our decision to remain underweight in fixed income and overweight in hedge funds throughout the fiscal year hurt performance. The hedge fund portfolio struggled over this time period, and a few funds in the macro and long-short equity categories, that are no longer in the portfolio, performed below expectations. One notable exception was our decision to add to our exposure in managed futures throughout the fiscal year, which as noted above, was the best performing hedge fund strategy over this time period. Our commodity and natural resources exposure hurt our absolute return, despite its small (and underweight) exposure in the portfolio. Our decision to tactically add natural resource equity exposure during Q1 2015 added to performance. Finally, our decisions to tactically hedge our non-dollar equity investments at times also added value.

While we will always strive to continually improve investment performance, we are pleased with the results we achieved for our investors. Our total return, returns versus indices, and ranking in our peer group all showed steady improvement throughout the fiscal year, with particularly good results in the second half of the fiscal year. We remain excited about the long term return potential of this product and thank our investors for their continued confidence in us.

2

Portfolio Managers

Mike Azlen, (UK) Chief Investment Officer Multi-Asset Solutions	Kevin Maloney, Ph.D. (US) Co-Chief Investment Officer Alternative Solutions

You should consider the Fund’s investment objectives, risk, charges and expenses carefully before investing. To obtain a Prospectus or a Summary Prospectus, which contains this and other information about the Gottex Endowment Strategy Fund, contact us at client.services@gottexfunds.co or (617) 979-6222. Please read the Prospectus or Summary Prospectus carefully before investing.

3

GROWTH OF A $10,000 INVESTMENT PERFORMANCE (unaudited)

The above graph assumes an initial investment of $10,000 in the Class I Shares made as of the close of business on December 27, 2013 (commencement of the fund’s operations).

Total Returns as of March 31, 2015	Annualized
	1 Year	Since Inception*
Gottex Endowment Strategy Fund
Class I Shares	4.28%	2.97
Class A Shares(1)	(1.45)%	(1.60)%
MSCI ACWI(2)	5.42%	5.55%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1.888.946.8839.

* For the period December 27, 2013 (commencement of operations) through March 31, 2015.

(1)	Reflects maximum sales charge of 5.25%.

(2)	MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries. With 2,466 constituents, the index covers approximately 85% of the global investable equity opportunity set.

The above referenced Index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying funds.

4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Gottex Trust and Shareholders of Gottex Endowment Strategy Fund:

We have audited the accompanying statement of assets and liabilities of Gottex Endowment Strategy Fund (the “Fund”) (a series of the Gottex Trust), including the schedule of investments, as of March 31, 2015, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period December 27, 2013 (commencement of operations) to March 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodians, brokers, and underlying fund manager. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Gottex Endowment Strategy Fund as of March 31, 2015, the results of its operations for the year then ended and changes in its net assets and the financial highlights for the year then ended and for the period from December 27, 2013 (commencement of operations) to March 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 28, 2015

5

GOTTEX ENDOWMENT STRATEGY FUND

Schedule of Investments

March 31, 2015

Number
of Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.0%
	BONDS — 1.0%
	GLOBAL BONDS — 1.0%
4,033	iShares 3 - 7 Year Treasury Bond ETF	$500,777
	TOTAL BONDS	500,777
	EQUITY — 31.2%
	ASIA-PACIFIC — 3.5%
22,027	iShares MSCI Pacific ex Japan ETF	999,145
13,755	WisdomTree Japan Hedged Equity Fund	758,175
		1,757,320
	EMERGING MARKETS — 7.0%
23,618	iShares China Large-Cap ETF	1,049,820
61,129	Vanguard FTSE Emerging Markets ETF	2,498,342
		3,548,162
	EUROPE, MIDDLE EAST & AFRICA — 9.8%
82,861	iShares MSCI United Kingdom ETF	1,492,327
89,649	SPDR EURO STOXX 50 ETF	3,480,174
		4,972,501
	NORTH AMERICA — 6.9%
16,905	SPDR S&P 500 ETF Trust	3,489,699
	PRIVATE EQUITY — 4.0%
176,875	PowerShares Global Listed Private Equity Portfolio	1,998,688
	TOTAL EQUITY	15,766,370
	REAL ASSETS — 18.8%
	COMMODITIES — 7.9%
53,975	iPath Bloomberg Commodity Index Total Return ETN(1)	1,496,727
57,945	SPDR S&P Global Natural Resources ETF	2,487,579
		3,984,306
	REAL ESTATE — 10.9%
55,735	SPDR Dow Jones Global Real Estate ETF	2,769,472
31,741	SPDR Dow Jones International Real Estate ETF	1,375,020
16,698	Vanguard REIT ETF	1,403,801
		5,548,293
	TOTAL REAL ASSETS	9,532,599
	TOTAL EXCHANGE-TRADED FUNDS	25,799,746
	(Identified Cost $25,389,911)

See notes to financial statements.

6

GOTTEX ENDOWMENT STRATEGY FUND

Schedule of Investments − (Continued)

March 31, 2015

Number
of Shares		Fair Value
	HEDGE FUND — 2.4%
	ABSOLUTE RETURN — 2.4%
	EVENT DRIVEN — 2.4%
7,200	Lyxor/Jana Partners Fund, Ltd., Class B(1)(2)(3)	$1,197,828
	TOTAL HEDGE FUND (Identified Cost $1,157,843)	1,197,828
	LISTED PRIVATE EQUITY FUNDS — 3.1%
	EQUITY — 3.1%
	PRIVATE EQUITY — 3.1%
6,536	Electra Private Equity PLC(1)(2)	306,618
28,508	Graphite Enterprise Trust PLC(2)	247,583
21,000	HarbourVest Global Private Equity, Ltd.(1)(2)	284,550
14,976	HgCapital Trust PLC(2)	251,675
20,646	NB Private Equity Partners, Ltd.(2)	241,042
30,246	Princess Private Equity Holding, Ltd.(2)	252,564
	TOTAL LISTED PRIVATE EQUITY FUNDS (Identified Cost $1,547,155)	1,584,032

	MUTUAL FUNDS — 28.9%
	ABSOLUTE RETURN — 21.0%
	EQUITY MARKET NEUTRAL — 4.0%
90,497	Gotham Neutral Fund, Class I	948,411
106,765	Whitebox Market Neutral Equity Fund, Class I	1,097,545
		2,045,956
	LONG/SHORT EQUITY — 2.9%
68,603	Boston Partners Long/Short Research Fund, Class I	1,054,436
31,008	Gotham Absolute Return Fund, Class I	422,323
		1,476,759
	MACRO — 1.0%
39,841	William Blair Macro Allocation Fund, Class I	514,749
	MANAGED FUTURES — 9.1%
148,419	Abbey Capital Futures Strategy Fund, Class I	1,878,985
117,831	AQR Managed Futures Strategy Fund, Class I	1,359,769
107,418	Credit Suisse Managed Futures Strategy Fund, Class I	1,350,241
		4,588,995
	RELATIVE VALUE — 4.0%
183,359	Neuberger Berman Absolute Return Multi Manager Fund, Class I	2,011,444
	TOTAL ABSOLUTE RETURN	10,637,903
	BONDS — 3.0%
	EMERGING BONDS — 3.0%
119,172	Templeton Global Total Return Fund, Class A	1,483,686
	TOTAL BONDS	1,483,686

See notes to financial statements.

7

GOTTEX ENDOWMENT STRATEGY FUND

Schedule of Investments − (Continued)

March 31, 2015

Number
of Shares		Fair Value
	MUTUAL FUNDS (Continued)
	EQUITY — 4.9%
	NORTH AMERICA — 4.9%
18,220	Bogle Investment Management Small Cap Growth Fund, Class I	$601,458
23,007	Glenmede Small Capitalization Equity Portfolio, Class A	627,163
29,498	Hodges Small Cap Fund, Class I	617,395
18,068	RBC Small Cap Core Fund, Class I	623,341
	TOTAL EQUITY	2,469,357
	TOTAL MUTUAL FUNDS	14,590,946
	(Identified Cost $14,332,604)
	TOTAL INVESTMENTS — 85.4%	43,172,552
	(Identified Cost $42,427,513)
	SHORT-TERM INVESTMENT — 10.2%
	MONEY MARKET FUND — 10.2%
5,173,886	Federated Government Obligations Fund, Class I, 0.01%(4)	5,173,886
	TOTAL SHORT-TERM INVESTMENT	5,173,886
	(Identified Cost $5,173,886)
	TOTAL INVESTMENTS AND SHORT-TERM INVESTMENT — 95.6%	48,346,438
	(Identified Cost $47,601,399)
	OTHER ASSETS LESS LIABILITIES — 4.4%	2,236,529
	NET ASSETS — 100.0%	$50,582,967

All percentages are based on Net Assets.

(1)	Non-income producing.
(2)	Foreign investment denominated in U.S. dollars.
(3)	Withdrawals from this portfolio fund are permitted on a weekly basis.
(4)	The rate shown is the annualized 7-day yield as of March 31, 2015.

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

8

GOTTEX ENDOWMENT STRATEGY FUND

Schedule of Investments − (Continued)

March 31, 2015

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS AND SHORT-TERM INVESTMENT

Investment types as a percentage of total investments and short-term investment are as follows:

					Unrealized
Number of			Notional		Appreciation/
Contracts		Currency	Amount		(Depreciation)
	FUTURES CONTRACTS
	FUTURES CONTRACTS PURCHASED
13	April 2015 OMX Stockholm 30 Index Futures	SEK	SEK	249,927	$1,181
5	June 2015 E-Mini S&P 500 Index Futures	USD		$515,200	1,076
20	June 2015 E-Mini S&P MidCap 400 Index
	Futures	USD		$3,039,600	(3,233)
5	June 2015 Russell 2000 Mini Index Futures	USD		$624,450	8,987
6	June 2015 S&P Toronto Stock Exchange 60
	Index Futures	CAD	CAD	819,866	6,269
6	June 2015 Tokyo Price Index Futures	JPY		¥772,230	(4,786)
	TOTAL FUTURES CONTRACTS				$9,493

See notes to financial statements.

9

GOTTEX ENDOWMENT STRATEGY FUND

Statement of Assets and Liabilities

March 31, 2015

Assets
Investments, at fair value (cost $42,427,513)	$43,172,552
Short-Term investment, at fair value (cost $5,173,886)	5,173,886
Cash held with broker	515,774
Receivable for investments sold	5,842,782
Receivable for shares sold	224,192
Dividends receivable	51,344
Due from advisor	4,552
Net unrealized appreciation on futures contracts	9,493
Prepaid assets	52,572
Total Assets		$55,047,147

Liabilities
Payable for shares redeemed	7,021
Payable for investments purchased	4,304,344
Net unrealized depreciation on open forward foreign currency contracts	10,438
Professional fees payable	76,907
Transfer agent fees payable	26,226
Accounting and administration fees payable	11,333
Custody fees payable	3,934
CFO fees payable	417
Distribution and Service Plan fees – Class A	1,272
Other payable	22,288
Total Liabilities		4,464,180
Net Assets		$50,582,967

Net Assets consists of:
Paid-in capital		$49,656,224
Accumulated net investment income		565,086
Accumulated net realized loss on investments, forward foreign currency contracts, futures contracts, swap contracts and foreign currency		(382,535)
Accumulated net unrealized appreciation on investments, forward foreign currency contracts, futures contracts, swap contracts and foreign currency		744,192
Total Net Assets		$50,582,967

Net Assets Attributable to:
Class A Shares		$2,154,020
Class I Shares		48,428,947
		$50,582,967

Number of Shares Outstanding:
Class A Shares		211,622
Class I Shares		4,748,640
		4,960,262

Net Asset Value, Offering Price and Redemption Proceeds Per Share (Unlimited Shares Authorized)
Class A Shares:
Net asset value and redemption proceeds per share		$10.18
Offering price per share (net asset value plus sales charge of 5.25% of offering price)		$10.74

Class I Shares:
Net asset value, offering price and redemption proceeds per share		$10.20

See notes to financial statements.

10

GOTTEX ENDOWMENT STRATEGY FUND

Statement of Operations

For the Year Ended March 31, 2015

Income
Dividends	$1,072,000
		1,072,000

Expenses
Management fee (Note 4)	811,186
Accounting and administration fees	131,940
Transfer agent fees	131,933
Professional fees	71,988
Offering expenses	64,585
Trustees’ fees	30,000
Registration fees	28,913
Printing fees	24,133
Insurance premiums	19,441
Custody fees	14,551
CCO and CFO fees	7,500
Distribution and Service Plan fees – Class A	4,305
Interest expense	1,853
SEC fees	1,283
Line of credit fees	250
Other fees	48,859
Total Expenses before reimbursement	1,392,720
Expenses Reimbursed (Note 4)	(504,148)
Net Expenses		888,572
Net Investment Income		183,428

Net Realized Gain and Unrealized Appreciation on Investments, Forward Foreign Currency Contracts, Futures Contracts, Swap Contracts and Foreign Currency
Net realized gain on investments, forward foreign currency contracts, futures contracts, swap contracts and foreign currency		519,581
Net realized gain distributions from underlying funds		740,346
Net increase from payment by affiliate for investment transaction losses (Note 4)		10,898
Net change in unrealized appreciation on investments, forward foreign currency contracts, futures contracts and foreign currency		535,667
Net Realized Gain and Unrealized Appreciation on Investments, Forward Foreign Currency Contracts, Futures Contracts, Swap Contracts and Foreign Currency		1,806,492
Increase in Net Assets from Operations		$1,989,920

See notes to financial statements.

11

GOTTEX ENDOWMENT STRATEGY FUND

Statements of Changes in Net Assets

		For the Period
		December 27, 2013
	For the Year	(commencement of
	Ended	operations) to
	March 31, 2015	March 31, 2014
Operations
Net investment income/(loss)	$183,428	$(84,445)
Net realized gain/(loss) on investments, forward foreign currency contracts, futures contracts, swap contracts and foreign currency	519,581	(237,783)
Net realized gain distributions from underlying funds	740,346	—
Net increase from payment by affiliate for investment transaction losses (Note 4)	10,898	—
Net change in unrealized appreciation on investments, forward foreign currency contracts, futures contracts, swap contracts and foreign currency	535,667	208,525
Increase/(Decrease) in net assets from operations	1,989,920	(113,703)

Distributions to Shareholders
From net investment income
Class A	(31,619)	—
Class I	(938,586)	—
Decrease in net assets from distributions to shareholders	(970,205)	—

Capital Share Transactions
Class A Shares
Subscriptions	1,180,267	987,032
Reinvested distributions	31,619	—
Redemptions	(139,493)	—
Total Class A Shares	1,072,393	987,032

Class I Shares
Subscriptions	29,193,145	40,017,667
Reinvested distributions	793,750	—
Redemptions	(21,718,271)	(768,761)
Total Class I Shares	8,268,624	39,248,906
Increase in net assets from capital share transactions	9,341,017	40,235,938

Increase in Net Assets	10,360,732	40,122,235

Net Assets
Beginning of period	40,222,235	100,000
End of period	$50,582,967	$40,222,235
Accumulated net investment income/(loss)	$565,086	$(96,650)

Share Activity
Class A Shares
Shares outstanding beginning of period	104,675	5,000
Subscriptions	117,696	99,675
Reinvested distributions	3,191	—
Redemptions	(13,940)	—
Class A shares outstanding end of period	211,622	104,675

See notes to financial statements.

12

GOTTEX ENDOWMENT STRATEGY FUND

Statements of Changes in Net Assets − (Continued)

		For the Period
		December 27, 2013
	For the Year	(commencement of
	Ended	operations) to
	March 31, 2015	March 31, 2014

Class I Shares
Shares outstanding beginning of period	3,938,421	5,000
Subscriptions	2,906,288	4,010,575
Reinvested distributions	80,015	—
Redemptions	(2,176,084)	(77,154)
Class I shares outstanding end of period	4,748,640	3,938,421

Total Shares Outstanding End of Period	4,960,262	4,043,096

See notes to financial statements.

13

GOTTEX ENDOWMENT STRATEGY FUND

Financial Highlights — Class A

Per share income and capital changes for a share outstanding throughout the period.

			For the Period
			December 27, 2013
	For the Year		(commencement of
	Ended		operations) to
	March 31, 2015		March 31, 2014
Net asset value, beginning of period	$9.94		$10.00 (1)
Income from investment operations:
Net investment income/(loss)	0.05		(0.02)
Net realized and unrealized gain/(loss) on investments	0.34		(0.04)
Total from investment operations	0.39		(0.06)
Distributions to shareholders
From net investment income	(0.15)		—
Net asset value, end of period	$10.18		$9.94
Total Return	4.00%	(4)	(0.60)%	(2)
Net investment income/(loss)	0.38%		(1.19)%	(3)
Expenses, excluding reimbursement from Adviser	2.99%		4.32%	(3)
Reimbursement from Adviser	(1.00)%		(2.33)%	(3)
Net expenses	1.99%		1.99%	(3)
Net assets, end of period (in thousands)	$2,154		$1,040
Portfolio turnover	129.28%		28.51%	(2)

(1)	The net asset value as of the beginning of the period, December 27, 2013 (commencement of operations) represents the initial net asset value per share of $10.00.

(2)	Not annualized.

(3)	Annualized.

(4)	If the Adviser had not made a voluntary contribution during the year ended March 31, 2015, the total return would have decreased by less than 0.005%. (Note 4)

See notes to financial statements.

14

GOTTEX ENDOWMENT STRATEGY FUND

Financial Highlights — Class I

Per share income and capital changes for a share outstanding throughout the period.

	For the Year Ended March 31, 2015		For the Period December 27, 2013 (commencement of operations) to March 31, 2014
Net asset value, beginning of period	$9.95		$10.00 (1)
Income from investment operations:
Net investment income/(loss)	0.01		(0.02)
Net realized and unrealized gain/(loss) on investments	0.41		(0.03)
Total from investment operations	0.42		(0.05)
Distributions to shareholders
From net investment income	(0.17)		—
Net asset value, end of period	$10.20		$9.95
Total Return	4.28%	(4)	(0.50)%	(2)
Net investment income/(loss)	0.36%		(0.94)%	(3)
Expenses, excluding reimbursement from Adviser	2.74%		4.07%	(3)
Reimbursement from Adviser	(1.00)%		(2.33)%	(3)
Net expenses	1.74%		1.74%	(3)
Net assets, end of period (in thousands)	$48,429		$39,182
Portfolio turnover	129.28%		28.51%	(2)

(1)	The net asset value as of the beginning of the period, December 27, 2013 (commencement of operations) represents the initial net asset value per share of $10.00.
(2)	Not annualized.
(3)	Annualized.
(4)	If the Adviser had not made a voluntary contribution during the year ended March 31, 2015, the total return would have decreased by less than 0.005%. (Note 4)

See notes to financial statements.

15

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2015

1. ORGANIZATION

The Gottex Endowment Strategy Fund (the “Fund”), a series of Gottex Trust (the “Trust”) was organized on September 10, 2013 as a Delaware statutory trust that is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is managed by Gottex Fund Management, Ltd. (the “Adviser”), a Delaware corporation registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek maximum total return, through capital appreciation and/or income, consistent with an acceptable level of risk (as determined by the Adviser). The Fund pursues this objective by employing a multi-asset, multi-strategy, alternative investments oriented “endowment style” investment program under which it seeks to construct a broadly-diversified portfolio through the identification of investment opportunities across a broad range of alternative and traditional assets in multiple asset classes (the “Asset Classes”). By “endowment style,” the Fund means that its investment program has an alternative investments orientation and seeks to provide shareholders with both asset allocation across various Asset Classes and portfolio management services in one product.

The Board of Trustees (the “Board”) has overall responsibility for the management and supervision of the operations of the Fund and has approved the Fund’s investment program. The Board has complete and exclusive authority to oversee and to establish policies regarding the Fund’s risk management process, as well as the management, conduct and operation of the Fund’s business.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company, as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (ASC) 946, Financial Services — Investment Companies. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S. GAAP”). The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Investment Valuation

Each security owned by the Fund that is listed on an exchange, except the NASDAQ National Market and Small Cap exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market and Small Cap securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. An unlisted security for which OTC market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilizes reported trades, dealer-supplied valuations or quotes and formula-based techniques. Short-term instruments maturing within 60 days may be valued at amortized cost. Over-the-counter (OTC) derivative instruments, such as certain non-exchange traded swaps and forward contracts, are valued using an independent pricing service, counterparty valuations or independent broker quotes. Shares of other U.S. and non-U.S. publicly available investment companies are valued at their most recently published net asset value. If a security purchased on behalf of the Fund is not priced by an independent pricing service, the Adviser shall determine whether market quotations are readily available. If market quotations are readily available, the Adviser shall obtain a price from an independent dealer based on the current closing bid price.

16

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES − (continued)

a. Investment Valuation (continued)

As permitted under U.S. GAAP, the Fund’s investments in the private funds that are not publicly traded, such as hedge funds, are typically valued, as a practical expedient, utilizing the valuations reported by the private funds’ managers and their agents, when the valuations of private funds are calculated in a manner consistent with U.S. GAAP for investment companies. Such values are calculated according to the valuation policies of the particular private fund.

In the event a private fund does not report a value to the Fund on a timely basis, or if the Adviser deems the reported price to be unreliable, the private fund will be valued at its fair value, as described below. The valuations of private funds reported by the private funds’ managers may be based on information that is subject to later adjustment as a result of information available at such later time. Such adjustments may result in an increase or decrease in the value of a private fund at the time the newly reported value is available. The Fund will not retroactively adjust the price of its shares or its net asset value based on such an adjustment by a private fund. Any such adjustment may cause purchasing or redeeming shareholders to pay too little or too much for their shares as a result of the adjustment. Because of the inherent uncertainty in valuation, the estimated values used for private funds may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

When market quotations are not readily available or are unreliable, any security or other asset is valued at its fair value as determined in good faith by the Adviser using procedures adopted by, and under the supervision of, the Board. The Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its net asset value (“NAV”).

The Fund’s fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Fund may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange. In certain circumstances, if events occur that materially affect the values of the Fund’s foreign investments, the third-party pricing service will provide revised values to the Fund. The use of fair value pricing by the Fund may cause the NAVs to differ from the NAVs that would be calculated by using closing market prices.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The Fund follows the provision for fair value measurements which establishes a fair value hierarchy that prioritizes and ranks the inputs in valuation techniques to measure fair value.

The Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement.

17

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES − (continued)

a. Investment Valuation (continued)

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investment	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,799,746	$—	$—	$25,799,746
Hedge Funds	—	1,197,828	—	1,197,828
Listed Private Equity Funds	1,584,032	—	—	1,584,032
Mutual Funds	14,590,946	—	—	14,590,946
Short-Term Investment	5,173,886	—	—	5,173,886
Total	$47,148,610	$1,197,828	$—	$48,346,438

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$9,493	$—	$—	$9,493
Forward Foreign Currency Contract	—	(10,438)	—	(10,438)
Total	$9,493	$(10,438)	$—	$(945)

Investments in private funds are classified within Level 2 of the fair value hierarchy if the Fund has the ability to redeem the investments at the measurement date or if the investments are redeemable within three months in accordance with the normal operating protocols in the private funds’ agreements. Investments in private funds are classified within Level 3 of the fair value hierarchy if the Fund does not know when it will have the ability to redeem its investments or investments are not redeemable within three months under the normal operating protocols of the private funds’ agreements. As of March 31, 2015 there were no investments classified as Level 3.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 as of March 31, 2015.

The Fund had no unfunded commitments at March 31, 2015.

18

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES − (continued)

b. Macro Market Asset Allocation Overlay

The Fund may allocate a portion of its assets to the Macro Market Asset Allocation Overlay managed by the Adviser. The Macro Market Asset Allocation Overlay is designed to supplement the other investments in the Fund through investment in shorter-term tactical opportunities (defined currently as having expected investment horizons approximating three to nine months) identified by the Adviser. The Macro Market Asset Allocation Overlay seeks to enhance the Fund’s risk/return profile through adding opportunities for realizing short-term returns (primarily through capital appreciation, and potentially, to a much lesser extent, income), and providing enhanced portfolio diversification. Investments in the Macro Market Asset Allocation Overlay generally may include long and short positions in ETFs, traditional capitalization-weighted index funds and non-capitalization-weighted index funds, both long and short derivative instruments, including futures, forward contracts, options and swaps contracts, structured notes, or traditional equity and debt investments.

Forward foreign currency contracts — The Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will change in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

At March 31, 2015, the Fund had the following long forward foreign currency contract outstanding:

					Unrealized
		Contract Amount			Appreciation
Settlement Date	Currency	Buy	Sell	Value	(Depreciation)	Counterparty
	Japanese
April 30, 2015	Yen (¥)	¥183,799,216	$1,543,663	$1,533,225	$(10,438)	Citigroup

Futures contracts — The Fund may purchase and sell futures contracts to enhance the risk/return profile through adding opportunities for realizing short-term returns and providing enhanced portfolio diversification. Investments in futures contracts require the Fund to “mark-to-market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Investments in futures contracts require initial margin deposits which consist of cash or eligible securities. Investments in futures contracts can be highly speculative and can substantially increase the adverse impact of investment risks to which the Fund may be subject.

19

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES − (continued)

b. Macro Market Asset Allocation Overlay (continued)

Swap contracts — The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific market/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are “mark-to-market” daily or monthly based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of any contract in an asset position.

Relevant authoritative accounting guidance establishes disclosure requirements for derivative instruments and hedging activities. It requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

All open future positions held by the Fund as of March 31, 2015 are disclosed in the Schedule of Investments. As of March 31, 2015, the Fund did not have open swap contracts.

For the year ended March 31, 2015, the monthly average volume of derivative activities, based on month-end values, are as follows:

Average Notional
Par or Face
Amount
Forward foreign currency contracts purchased (U.S. Dollar amounts)	$118,743
Forward foreign currency contracts sold (U.S. Dollar amounts)	$4,479,449
Futures contracts long positions (number of contracts)	25
Commodity swap contracts (notional amount in U.S. Dollars)	$908,809

For the year ended March 31, 2015, the total derivative contracts entered into are as follows:

Number of
Contracts
Forward foreign currency contracts sold	58
Forward foreign currency contracts purchased	5
Futures contracts long positions	277
Commodity swap contracts	4

20

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES − (continued)

b. Macro Market Asset Allocation Overlay (continued)

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2015:

Location

Statement of Assets and Liabilities	Type of Derivative	Fair Value	Risk Exposure
Net unrealized appreciation on future contracts	Futures	$9,493	Equity Risk

Net unrealized depreciation on open forward foreign currency contracts	Forward Foreign Currency Contracts	$(10,438)	Exchange Rate Risk

The following tables set forth by primary risk exposure the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended March 31, 2015:

Location

Statement of Operations	Type of Derivative	Realized Gain/Loss	Risk Exposure
Net realized gain on investments, forward foreign currency contracts, futures contracts, swap contracts and foreign currency	Forward Foreign Currency Contracts	$950,386	Exchange Rate Risk

Net realized gain on investments, forward foreign currency contracts, futures contracts, swap contracts and foreign currency	Swaps	$(138,841)	Commodity Risk

Net realized gain on investments, forward foreign currency contracts, futures contracts, swap contracts and foreign currency	Futures	$93,082	Equity Risk

Location
		Unrealized
		Appreciation/
Statement of Operations	Type of Derivative	Depreciation	Risk Exposure
Net change in unrealized appreciation on investments, forward foreign currency contracts, futures contracts and foreign currency	Forward Foreign Currency Contracts	$(12,661)	Exchange Rate Risk

Net change in unrealized appreciation on investments, forward foreign currency contracts, futures contracts and foreign currency	Futures	$9,493	Equity Risk

21

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES − (continued)

c. Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

d. Fund Expenses

The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; and expenses of meetings of the Board.

e.	Foreign Currency

i.	Assets and liabilities — converted at the closing rate of exchange as of 4:00 p.m. Eastern time on March 31, 2015.

ii.	Purchases and sales of investment securities, income and expenses — converted at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the fair value of securities held. Such fluctuations are included within the net realized gain (loss) and unrealized appreciation on investments, forward foreign currency contracts, futures contracts and foreign currency on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the US Dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at year end, resulting from changes in the exchange rate.

f. Income Tax Information and Distributions to Shareholders

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

22

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES − (continued)

f. Income Tax Information and Distributions to Shareholders (continued)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the Fund’s open tax years, as defined by Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. The open tax years include the current year plus the prior three tax years, or all years if the Fund has been in existence for less than three years. During the year ended March 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between components of net assets are made for such differences that are permanent in nature.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including certain offering, organizational, and registration expenses. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2015, the following amounts were reclassified:

Paid-in capital	$2,361
Accumulated net investment loss	1,448,513
Accumulated net realized gain on investments, forward foreign currency contracts, futures contracts, swap contracts and foreign currency	(1,450,874)

At March 31, 2015, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of year-end were as follows:

Gross unrealized appreciation	$1,356,676
Gross unrealized depreciation	(1,287,387)
Net unrealized appreciation	$69,289
Tax cost	$48,277,149

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

23

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES − (continued)

f. Income Tax Information and Distributions to Shareholders (continued)

As of March 31, 2015, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$648,177
Undistributed long-term capital gains	199,007
Tax accumulated earnings	847,184
Accumulated capital and other losses	—
Unrealized appreciation	69,289
Unrealized depreciation	(846)
Other differences	11,116
Total accumulated earnings	$926,743

The tax character of distributions paid during the year ended March 31, 2015 was as follows:

Ordinary Income $970,205

The Fund utilized $112,619 of its capital loss carryforwards during the year ended March 31, 2015.

g. Multiple Share Classes

The Fund offers two classes of shares: A and I. Each Class A and Class I share of the Fund represents identical interests in the Fund’s assets and has the same rights, except that Class I shares are expected to have lower operating expenses over time due to a distribution plan adopted with respect to Class A shares of the Fund. Each class votes separately on matters affecting only that class, or matters expressly required to be voted on separately by Federal or State Law. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in the Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund.

h. Initial Sales Charge

Purchase of Class A shares of the Fund are subject to the maximum 5.25% initial sales charge. No sales charge is imposed on Class I shares.

i. Cash

Cash, if any, includes amounts held in an interest bearing money market account. Such amounts, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

j. Recently Issued Accounting Pronouncement

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. ASU 2015-7 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-7 and its impact on financial statements disclosures.

24

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES − (continued)

k. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS

For the year ended March 31, 2015, cost of purchases and proceeds from sales, redemptions or other dispositions of Fund’s investments, other than short-term investments, amounted to $64,737,558 and $60,227,639, respectively.

4. MANAGEMENT FEE AND RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement with the Adviser. In consideration of services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.60% of the Fund’s net asset value. For the year ended March 31, 2015, the total management fee was $811,186.

The Adviser has entered into an expense limitation and reimbursement agreement with the Fund (the “Expense Limitation Agreement”) under which the Adviser has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund (which includes organization and offering expenses, but excludes taxes, interest, brokerage commissions, dividends on short sales and non-recurring or extraordinary expenses), to the extent that they exceed 1.99% of the average daily net assets of the Fund’s Class A shares and 1.74% of the average daily net assets of the Fund’s Class I shares (the “Expense Limitation”). In addition, Acquired Fund Fees and Expenses are not included in the Expense Limitation as they do not represent direct expenses of the Fund, but represent indirect expenses incurred by the Fund and its shareholders. In consideration for the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of any such expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts to the extent that the reimbursement does not cause the Fund’s operating expenses to exceed the Expense Limitation in effect at the time the Fund’s fees were waived or expenses were paid or absorbed by the Adviser. The Expense Limitation Agreement will remain in effect through November 13, 2015, and may not be terminated before that date, except that the Agreement will automatically terminate upon the termination of the investment advisory agreement.

During the year ended March 31, 2015, the Adviser reimbursed the Fund $504,148 for the amounts in excess of the Expense Limitation. At March 31, 2015, $207,508 is subject to recoupment by the Adviser through March 31, 2017, and $504,148 is subject to recoupment by the Adviser through March 31, 2018.

On September 26, 2014, the Adviser made a voluntary contribution to the fund in the amount of $10,898 as a payment made to reimburse the Fund for a loss resulting from a trade error.

25

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2015

4. MANAGEMENT FEE AND RELATED PARTY TRANSACTIONS − (continued)

Since the organization of the Fund, organizational expenses of $116,679 have previously been reimbursed by the Adviser and are subject to recoupment until March 31, 2017. The offering expenses of $86,350 have been paid on behalf of the Fund by the Adviser and have been amortized to the Fund’s expense over twelve months on a straight-line basis since December 27, 2013, commencement of Fund’s operations. The offering expenses are subject to recoupment pursuant to the Expense Limitation Agreement discussed above. During the year ended March 31, 2015, the Adviser has not recouped any of the organizational or offering expenses paid on behalf of the Fund.

At March 31, 2015, Shareholders who are affiliated with the Adviser owned $6,449,443 (12.75% of Net Assets) of the Fund.

5. RULE 12B-1 PLAN

Class A shares of the Fund have a Distribution and Service Plan, known as a Rule 12b-1 plan, under which the Fund pays distribution and/or service fees of 0.25% per year to those who market, sell and distribute Class A shares of the Fund. For the year ended March 31, 2015, the Fund incurred $4,305 in expenses under the 12b-1 Plan.

6. DISTRIBUTOR

Foreside Fund Services, LLC (“Foreside”) serves as principal underwriter of the Fund’s shares. Foreside does not receive compensation from the Fund for its distribution services except the distribution/service fees with respect to the Class A shares for which a 12b-1 Plan is effective.

7. COMPLIANCE AND CHIEF FINANCIAL OFFICER/TREASURER AGREEMENTS

Under the terms of the Fund CCO Agreement between the Trust and Foreside, Foreside provided the Chief Compliance Officer (“CCO”) services to the Fund through May 31, 2014.

Effective June 1, 2014, the Trust has named a new CCO, provided by the Adviser, to oversee the compliance program. The CCO reports directly to the Board and oversees an annual review of the policies and procedures of the Fund and its service providers, provides a written report to the Board annually and keeps the Board apprised of any material compliance events.

Under the terms of the Fund CFO/Treasurer Agreement between the Trust and Foreside, Foreside provides the Chief Financial Officer (“CFO”) and Treasurer services to the Fund.

For the year ended March 31, 2015, the total Foreside CCO and CFO fees were $7,500.

8. ACCOUNTING, ADMINISTRATION AND CUSTODIAL AGREEMENT

UMB Bank, N.A. provides custodial services for the Fund. UMB Fund Services, Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. The Fund pays a monthly fee to the custodian and administrator based upon average net assets, subject to certain minimums. For the year ended March 31, 2015, the total custody fees were $14,551 and accounting and administration fees were $131,940.

9. CREDIT FACILITY

The Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $5,000,000 which is secured by certain interests in the Fund’s securities. The interest rate charged on borrowings is the 1-month London Interbank Offer Rate plus a spread of 250 basis points, adjusted daily. Collateral for the Facility is held by UMB Bank N.A. as custodian. The average interest rate, the average daily balance, and the maximum balance for the 5 days the Fund had outstanding borrowings under the Facility for the year ended March 31, 2015 was 2.67%, $5,000,000, and $5,000,000, respectively.

26

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2015

10. RISK FACTORS

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. Liquidity risk may result from an inability of the Fund to close out a derivative position because the trading market becomes illiquid or the availability of the counterparties becomes limited for a period of time. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. This risk may be particularly acute for certain of the Fund’s derivative investments, such as total return swaps on individual hedge funds, and its direct investments in hedge funds or other private funds.

11. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on the Adviser’s experience, the risk of loss from such claims is considered remote.

27

GOTTEX ENDOWMENT STRATEGY FUND

EXPENSE EXAMPLE

March 31, 2015

(unaudited)

As a shareholder of the Fund you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 to March 31, 2015 (the “Period”).

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

	Class A			Class I
	Beginning	Ending		Beginning	Ending
	Account	Account	Expenses	Account	Account	Expenses
	Value	Value	Paid	Value	Value	Paid
	October 1,	March 31,	During	October 1,	March 31,	During
Fund	2014	2015	The Period	2014	2015	The Period
Actual Expenses	$1,000.00	$1,051.70	$10.24	$1,000.00	$1,053.40	$8.96
Hypothetical Example,
assuming a 5% return before expenses	1,000.00	1,014.99	10.06	1,000.00	1,016.25	8.80

28

GOTTEX ENDOWMENT STRATEGY FUND

BOARD OF TRUSTEES

(Unaudited)

The identity of the Board members (each a “Trustee”) and brief biographical information, as of March 31, 2015, is set forth below. The business address of each Trustee is care of Gottex Fund Management, Ltd., One Boston Place, 201 Washington St., Suite 2600, Boston MA 02108. The Fund’s statement of additional information includes information about the Trustees and may be obtained without charge by calling the Fund at (888) 946-8839.

Independent Trustees

Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships During Past 5 Years
Jeanne L. Mockard, 51	Trustee	Since Inception - Present	Private Investment Manager (2008 to present); Managing Director and Senior Portfolio Manager, Putnam Investments (2004 to 2008).	1	Director, Silent Spring Institute

Jonas B. Siegel, 71	Trustee	Since Inception - Present	Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994 to 2011). Vice President, Secretary, Treasurer and CCO, Granum Series Trust (an open-end investment company) (1997 to 2007); President, CAO and CCO, Granum Securities, LLC (a broker-dealer) (1997 to 2007).	1	Member of Board of Trustees, Trust for Professional Managers Member of Board of Managers of Ramius IDF

Bruce M. Dresner, 67	Trustee	Since Inception - Present	Private Investor, (2008 to present); Managing Director, Blackrock, Inc. (investment management), (2007 to 2008).	1	Director, Mountain Province Diamonds, Inc.; Director, Sherman Fairchild Foundation

Interested Trustee*

Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships During Past 5 Years
Kevin Maloney, 56	Trustee	July 2014 - Present	Senior Managing Director, Co-Chief Investment Officer, Alternative Solutions, Gottex Fund Management, Ltd. (2003 to present).	1	None

* “Interested person” of the Fund, as defined by the 1940 Act. Mr. Maloney is an interested person because of his affiliation with the Adviser and its affiliates.

29

GOTTEX ENDOWMENT STRATEGY FUND

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of March 31, 2015, of each of the persons currently serving as Executive Officers. The business address of each Officer is care of Gottex Fund Management, Ltd., One Boston Place, 201 Washington St., Suite 2600, Boston MA 02108.

Officers

Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen
William H. Woolverton, 64	President; Chief Legal Officer; Chief Compliance Officer; Secretary	Since Inception - Present	CCO, Gottex Fund Management, Ltd. (2007 - present).	1

Wade C. Boylan, 45	Chief Financial Officer	Since Inception - Present	Business Head, Compliance Services, Foreside Fund Services, LLC (2013 - present); CCO, Gottex Fund Management, Ltd. (2007 - 2013).	1

Kevin Maloney, 56	Vice President; Co-Portfolio Manager	February 2015 - Present Since Inception - Present	Senior Managing Director, Co-Chief Investment Officer, Alternative Solutions, Gottex Fund Management, Ltd. (2003 - present).	1

30

GOTTEX ENDOWMENT STRATEGY FUND

OTHER INFORMATION

(Unaudited)

Tax Information

For the period ended March 31, 2015, 29.01% of dividends paid from net investment income, including short-term capital gains from the Fund, is designated as qualified dividend income.

For the period ended March 31, 2015, 14.00% of the dividends paid from net investment income, including short-term capital gains from the Fund, is designated as dividends received deduction available to corporate shareholders.

Proxy Voting

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to the portfolio securities is available, without charge, upon request, by calling (888) 946-8839 or on the SEC’s website at http://www.sec.gov. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available at the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and the Fund makes the information on Form N-Q available upon request without charge.

31

GOTTEX ENDOWMENT STRATEGY FUND

OTHER INFORMATION

(Unaudited)

CLIENT PRIVACY NOTICE

To ensure our clients’ and investors’ privacy, Gottex has developed a policy that is designed to protect confidentiality, while allowing our clients’ and investors’ needs to be served (“Privacy Policy”). Please read this Privacy Policy carefully. It gives you important information about how Gottex handles your personal information. As a matter of policy, Gottex does not disclose any personal information about individuals who are current or former investors or clients to anyone, except as permitted by law.

Personal Information We May Collect

In the course of providing products and services, Gottex may obtain nonpublic personal information, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from transactions, and/or from information captured on Gottex’s internet website. The nonpublic personal information we collect may include, but is not limited to, your name, address, telephone number, e-mail address, social security number, and date of birth. We may use this information in connection with certain aspects of our business.

Sharing Information with Third Parties

Gottex may share nonpublic personal information with our affiliates. We may disclose this information to non-affiliated third-party service providers that perform services for us (“Service Providers”), pursuant to an agreement that requires the Service Provider to adhere to Gottex’s Privacy Policy.

Security of Personal Information

Gottex strictly protects the personal information you provide against unauthorized access, disclosure, alteration, destruction, loss or misuse. Your personal information is protected by physical, electronic, and procedural safeguards. These safeguards include limiting access to your personal information to those Gottex employees and Service Providers that use that information in connection with providing products or services to you. In addition to this Privacy Policy, Gottex has also implemented procedures that are designed to safeguard your personal information.

Changes in Our Privacy Policy

Gottex periodically reviews its Privacy Policy. We reserve the right to amend it. If we amend this Privacy Policy, we will continue our commitment to maintaining the security and privacy of your personal information.

Former Customers

If your customer relationship with Gottex ends, we will not destroy your personal information. We will continue to treat your personal information in accordance with this Privacy Policy and applicable laws.

32

Gottex Endowment Strategy Fund

(a Delaware Statutory Trust)

One Boston Place

201 Washington Street, Suite 2600

Boston, Massachusetts 02109

Investment Adviser

Gottex Fund Management Ltd.

One Boston Place

201 Washington Street, Suite 2600

 Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

 200 Berkeley Street

Boston, Massachusetts 02116

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Administrator, Transfer Agent and Fund Accountant

 UMB Fund Services, Inc.

235 West Galena Street

 Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC

 Three Canal Plaza, Suite 100

Portland, Maine 04101

 www.foreside.com

Fund Counsel

Stradley Ronon Stevens & Young, LLP

 2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the Registrant’s principal executive officer and principal financial officer.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The Registrant has made no amendments to its Code of Ethics during the period covered by the report to members presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the report to members presented in Item 1 hereto.

(e) Not applicable.

(f)

(1)  Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(2)  Not applicable.

(3)  Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. Jonas B. Siegel is qualified to serve as the audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $37,150 for 2014 and $18,000 for 2015.

Audit-Related Fees

(b) The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $2,150 for 2014 and $1,800 for 2015. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c) The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $15,000 for 2014 and $15,800 for 2015.

All Other Fees

(d) The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2014 and $0 for 2015.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 100%

(d) 0%

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2014 and $0 for 2015.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were provided.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)   The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gottex Trust

By (Signature and Title)*	/s/ William H. Woolverton
William H. Woolverton, Chief Executive Officer
(Principal Executive Officer)

Date	June 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William H. Woolverton
William H. Woolverton, Chief Executive Officer
(Principal Executive Officer)

Date	June 9, 2015

By (Signature and Title)*	/s/ Wade C. Boylan
Wade C. Boylan, Chief Financial Officer
(Principal Financial Officer)

Date	June 9, 2015

* Print the name and title of each signing officer under his or her signature.